Government Bonds, And Other Assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, And Other Assets	GOVERNMENT BONDS AND OTHER ASSETS
A.    Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of December 31, 2024 and 2023:

	2024		2023
Government bonds (1)	Ps.	35,875,353	Ps.	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	14,740,032		28,637,314
Total long-term notes receivable	Ps.	21,135,321	Ps.	35,495,104
(1)As of December 31, 2024 and 2023, includes an expected credit loss of Ps. 2,869 and Ps. 5,595, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the Fondo Laboral Pemex (Pemex Labor Fund, or “FOLAPE”) for payments related to its pension and retirement plan obligations.
During the period from January 1 to December 31, 2024, interest income generated by the Government Bonds amounted to Ps. 4,612,403, of which Petróleos Mexicanos received payments in the amount of Ps. 4,854,744. During the period from January 1 to December 31, 2023, interest income generated by the Government Bonds amounted to Ps. 7,426,089, of which Petróleos Mexicanos received payments in the amount of Ps. 8,052,642.
As of December 31, 2024 and 2023 the Government Bonds consist of 5 and 12 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the SHCP with maturities between 2024 and 2026, at nominal value of Ps. 35,778,918 and 63,875,778, respectively.
As of December 31, 2024 and 2023, the fair value of the transferred assets was Ps. 35,279,002 and Ps. 62,731,992, respectively and the fair value of the associated liabilities was Ps. 33,941,600 and Ps. 49,317,793, respectively, resulting in a net position of Ps. 1,337,402 and Ps. 13,414,199, respectively.
As of December 31, 2024 and 2023, the recorded liability was Ps. 34,357,836 (Ps. 34,006,893 of principal and Ps. 350,943 of interest) and Ps. 59,364,989 (Ps. 58,741,483 of principal and Ps. 623,506 of interest), respectively (see Note 15).
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2024		2023
Balance as of the beginning of the year	Ps.	64,132,418	Ps.	110,179,517
Government Bonds collected (1)	(28,096,861)		(45,849,715)
Accrued interests	4,612,403		7,426,089
Interests received from bonds	(4,854,744)		(8,052,642)
Impact of the valuation of bonds in UDIs	—		(445,787)
Amortized cost	79,410		870,834
Reversal of impairment of bonds	2,727		4,122
Balance at the end of the year	Ps.	35,875,353	Ps.	64,132,418
(1)During 2024, some series of Mexican Government Bonds were collected in February, April, June, August, September, October and December.
B.    Other assets
At December 31, 2024 and 2023, the balance of other assets was as follows:

	December 31,
	2024		2023
Restricted cash (1)	Ps.	17,119,599	Ps.	—
Other	4,657,144		3,353,985
Payments in advance (2)	4,029,445		5,907,464
Insurance	1,922,587		1,352,643
Total other assets	Ps.	27,728,775	Ps.	10,614,092
(1)Restricted cash as collateral for a financing transaction maturing in November 2026, and restricted cash corresponds to judicial seizures of Ps. 14,972,193 and Ps.2,417,406, respectively.
(2)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.